Investment Objectives and Goals - Goehring & Rozencwajg Resources Fund	Sep. 26, 2025
Prospectus [Line Items]
Risk/Return [Heading]	GOEHRING & ROZENCWAJG RESOURCES FUND FUND SUMMARY
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks to maximize total return, which consists of income on its investments and capital appreciation.